Deposits - Contractual Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Term deposits, by year of maturity
2026	$ 3,888,562
2027	25,728
2028	11,725
2029	9,771
2030	5,795
Thereafter	0
Total term deposits	$ 3,941,581	$ 4,478,257